Short-term loan	12 Months Ended
Dec. 31, 2015
Short-term loan
Short-term loan

9.           Short-term loan

On September 14, 2015, the Company obtained a RMB denominated loan with a principal amount of RMB643,500 (US$99,339) from Xiamen International Bank at an annual interest rate of 1.62%. The short-term bank loan matures in one year and is guaranteed by a deposit of RMB650,000 (US$100,343) by an overseas subsidiary. Interest expense of RMB3,156 (US$487) was recognized during the year ended December 31, 2015.